Subsequent Events (Details)					1 Months Ended								4 Months Ended	12 Months Ended
	Jun. 14, 2019 USD ($)	Jun. 14, 2019 CNY (¥)	May 08, 2019 USD ($)	May 08, 2019 CNY (¥)	Jun. 30, 2020 USD ($)	Jun. 30, 2020 CNY (¥)	May 18, 2020 USD ($)	May 18, 2020 CNY (¥)	Apr. 23, 2020 USD ($)	Apr. 23, 2020 CNY (¥)	Apr. 23, 2019 USD ($)	Apr. 23, 2019 CNY (¥)	Jul. 30, 2020	Mar. 31, 2020
Subsequent Event (Textual)
Subsequent event, description														The Company did not renew the loan $1.5 million made to RH Holdings Management (HK) Limited upon maturity date May 31, 2020 and expects to fully collect the loan by the end of October 2020.
Revenue, percentage														26.00%
Forecast [Member]
Subsequent Event (Textual)
Subsequent event, description													From April 1, 2020 to July 30, 2020, 25,469,183 ordinary shares were issued for convertible notes principal and interest partial settlement.
Taizhou Jiutian Pharmaceutical Co. Ltd.[Member]
Subsequent Event (Textual)
Bank borrowing | $			$ 494,294								$ 423,681
Taizhou Jiutian Pharmaceutical Co. Ltd.[Member] | RMB [Member]
Subsequent Event (Textual)
Bank borrowing | ¥				¥ 3,500,000								¥ 3,000,000
Huangshan Panjie Investment LLP Fund [Member] | Withdraw Installment[Member]
Subsequent Event (Textual)
Other receivables | $	$ 3,500,000
Huangshan Panjie Investment LLP Fund [Member] | RMB [Member] | Withdraw Installment[Member]
Subsequent Event (Textual)
Other receivables | ¥		¥ 25,000,000
Subsequent Event [Member] | Taizhou Jiutian Pharmaceutical Co. Ltd.[Member]
Subsequent Event (Textual)
Bank borrowing | $							$ 480,172		$ 409,558
Subsequent Event [Member] | Taizhou Jiutian Pharmaceutical Co. Ltd.[Member] | RMB [Member]
Subsequent Event (Textual)
Bank borrowing | ¥								¥ 3,400,000		¥ 2,900,000
Subsequent Event [Member] | Huangshan Panjie Investment LLP Fund [Member] | Withdraw Installment[Member]
Subsequent Event (Textual)
Other receivables | $					$ 2,800,000
Subsequent Event [Member] | Huangshan Panjie Investment LLP Fund [Member] | RMB [Member] | Withdraw Installment[Member]
Subsequent Event (Textual)
Other receivables | ¥						¥ 20,000,000